Property and equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property and equipment [Abstract]
Schedule of Property and Equipment

	December 31,	December 31,
(In thousands)	2015	2016
Servers and network equipment	37,332	42,641
Computer equipment	1,544	1,538
Furniture, fixtures and office equipment	856	845
Motor vehicles	320	299
Leasehold improvements	2,504	2,794
Total original costs	42,556	48,117
Less: Accumulated depreciation	(24,534)	(27,675)
Sub-total	18,022	20,442
Construction in progress	14	574
Total	18,036	21,016

Summary of Depreciation Expense

	December 31,	December 31,	December 31,
(In thousands)	2014	2015	2016
Cost of revenues	5,652	5,003	5,848
General and administrative expenses	715	628	306
Sales and marketing expenses	123	7	5
Research and development expenses	10	8	6
Total	6,500	5,646	6,165